Convertible Notes Payable (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 10, 2020	Dec. 04, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 31, 2021	Mar. 01, 2021	Feb. 04, 2021	Dec. 18, 2020
Debt Instrument [Line Items]
Loss from change in fair value of debt					$ 263,000	$ 112,000	$ 436,926
2020 Convertible Promissory Notes
Debt Instrument [Line Items]
Principal amount	$ 5,125,000									$ 4,875,000	$ 4,875,000	$ 5,125,000
Minimum proceeds from issuance of debt to deem the transaction as qualified financing	$ 20,000,000
Unsecured convertible promissory notes conversion, discount rate (in percent)	30.00%
Unsecured convertible promissory notes, conversion ratio	1.3
Interest rate	8.00%											8.00%
Convertible note payable							5,139,836		$ 10,228,000
Interest expense			$ 0		210,000		$ 14,836
Debt discount	$ 5,125,000
2020 Convertible Promissory Notes | Series A-1 preferred stock
Debt Instrument [Line Items]
Conversion price per share	$ 2.34881
2019 Convertible Promissory Notes
Debt Instrument [Line Items]
Principal amount		$ 3,000,000
Minimum proceeds from issuance of debt to deem the transaction as qualified financing		$ 10,000,000
Unsecured convertible promissory notes conversion, discount rate (in percent)		30.00%
Unsecured convertible promissory notes, conversion ratio		1.3
Interest rate		5.00%					5.00%
Loss from change in fair value of debt							$ 436,926	$ 0
Convertible note payable							3,612,035	3,010,274
Interest expense			$ 0	$ 38,000	$ 53,000	$ 112,000	$ 150,000	$ 10,274
2019 Convertible Promissory Notes | Series A-1 preferred stock
Debt Instrument [Line Items]
Conversion price per share		$ 2.34881